Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	€ 1,196,640	€ 1,015,490	€ 1,146,316
Foreign currency translation, net of taxes:
Gain (loss) on foreign currency translation	230,388	(113,779)	8,063
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	17,375	(5,370)	214
Transfers to net income	6,691	(2,276)	(7,761)
Other comprehensive income, net of taxes	254,454	(121,425)	516
Total comprehensive income, net of taxes	1,451,094	894,065	1,146,832
Attributable to equity holders	€ 1,451,094	€ 894,065	€ 1,146,832